Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Gross Carrying Value of Intangible Assets And Accumulated Amortization
Table 10.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 10.1: Intangible Assets

	December 31, 2016			December 31, 2015
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$3,595	(2,189)	1,406	3,228	(1,920)	1,308
Core deposit intangibles	12,834	(11,214)	1,620	12,834	(10,295)	2,539
Customer relationship and other intangibles	3,928	(2,839)	1,089	3,163	(2,549)	614
Total amortized intangible assets	$20,357	(16,242)	4,115	19,225	(14,764)	4,461
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$12,959			12,415
Goodwill	26,693			25,529
Trademark	14			14

(1)	Excludes fully amortized intangible assets.

(2)	See Note 9 (Mortgage Banking Activities) for additional information on MSRs.

Amortization Expense for Intangible Assets
Table 10.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2016. Future amortization expense may vary from these projections.

Table 10.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Core deposit intangibles	Customer relationship and other intangibles (1)	Total
Year ended December 31, 2016 (actual)	$269	919	290	1,478
Estimate for year ended December 31,
2017	$252	851	305	1,408
2018	210	769	297	1,276
2019	186	—	105	291
2020	170	—	87	257
2021	146	—	74	220

(1)	The year ended December 31, 2016 includes $18 million for lease intangible amortization.

Allocation of Goodwill to Operating Segments
Table 10.3 shows the allocation of goodwill to our reportable operating segments.

Table 10.3: Goodwill

(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Consolidated Company
December 31, 2014	$16,870	7,633	1,202	25,705
Reduction in goodwill related to divested businesses and other	(21)	(158)	—	(179)
Goodwill from business combinations	—	—	3	3
December 31, 2015	$16,849	7,475	1,205	25,529
Reduction in goodwill related to divested businesses and other	—	(88)	(2)	(90)
Goodwill from business combinations	—	1,198	56	1,254
December 31, 2016	$16,849	8,585	1,259	26,693

We assess goodwill for impairment at a reporting unit level, which is one level below the operating segments. Our goodwill was not impaired at December 31, 2016 and 2015. The fair values exceeded the carrying amount of our respective reporting units by approximately 17% to 425% at December 31, 2016. See Note 24 (Operating Segments) for further information on management reporting.